DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

The following table presents key components of “Net income (loss)  from discontinued operations”:

	Six Months Ended June 30
	2025	2024

Other income (expense), net	58	14
Net income (loss) from discontinued operations	$58	$14

The following table presents liabilities that are classified as discontinued operations on the balance sheets:

	June 30,2025	December 31, 2024

Liabilities
Current Liabilities:
Accounts payable	$161	$142
Accrued expense and other current liabilities	99	92
Advances from customers	287	255

Current liabilities related to discontinued operations	$547	$489